Related Parties - Summary of Operating Transactions with Shareholders (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Transactions With Shareholders [Abstract]
Consulting fee revenue	[1]	$ 36,672	$ 59,674	$ 45,319
Employee benefits		19	634	2,222
Communications		219	414	434
Financing costs				40
Professional fees			323	$ 524
Transaction fees		866
Loans payable			1,956
Trade accounts receivable		$ 9,653	9,842
Trade accounts payable			$ 132

[1]	One of the shareholders exercising significant influence has committed to minimum amounts of revenue and EBITDA over a four year period ending in July 2020, which may be extended to July 2021 under certain conditions. Should the minimum contracted amounts not be met, the shareholder in question and another one of the shareholders will jointly reimburse Alithya an amount up to $4 million.